Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Benefit and Current Tax Receivable

	2022	2021	2020

	US$	US$	US$
(a) Income tax benefit
The major components of income tax benefit are:
Statement of Profit or Loss and Other Comprehensive Income
Current tax
Current income tax credit	6,299,286	4,938,846	5,708,767
	6,299,286	4,938,846	5,708,767

Deferred tax
In respect of the current year	—	—	—
Total income tax benefit recognized in the Statement of Profit or Loss and Other Comprehensive Income	6,299,286	4,938,846	5,708,767

(b) Current tax receivable	June 30, 2022	June 30, 2021	June 30, 2020
	US$	US$	US$
Research and Development Tax Incentive Credit receivable	6,299,286	4,972,898	5,868,152

Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group?s Applicable Income Tax Rate	A reconciliation between income tax benefit and the product of accounting loss before income tax multiplied by the Group’s applicable income tax rate is as follows:

	2022	2021	2020

	US$	US$	US$
Accounting loss before tax	(99,116,657)	(50,283,342)	(16,831,966)
At the Company's statutory income tax rate of 30% (2020:27.5%)	29,734,997	15,085,003	4,628,791
R&D tax incentive on eligible expenses	6,299,286	4,938,846	5,708,767
Non-deductible R&D expenditure	(4,344,335)	(3,420,951)	(3,624,766)
Other non-deductible expenses - share-based payment expense	(1,575,472)	(1,169,291)	(201,489)
Amount of temporary differences and carried forward tax losses not recognized	(23,815,190)	(10,494,761)	(802,536)
	6,299,286	4,938,846	5,708,767

Summary of Recognized Deferred Tax Assets and Liabilities in Statement of Financial Position
(d) Recognized deferred tax assets and liabilities in statement of financial position	June 30, 2022	June 30, 2021	June 30, 2020
Deferred income tax at June 30 relates to the following:
Deferred tax liabilities:
Interest and royalty income receivable (future assessable income)	(17,085)	(2,344,514)	(70,925)
	(17,085)	(2,344,514)	(70,925)

Deferred tax assets related to temporary differences:
Recognition of tax losses	—	1,508,764	—
Accrued expenses and other liabilities	198,607	205,458	303,383
Employee provisions	161,159	152,675	128,812
Other miscellaneous items	306,531	477,617	430,839
	666,297	2,344,514	863,034
Net deferred tax assets	649,212	—	792,109
Less: temporary differences not recognized	(649,212)	—	(792,109)
Net deferred tax recognized in the statement of financial position	—	—	—